LITMAN GREGORY FUNDS TRUST
iMGP International Fund (the “International Fund”)
Supplement dated June 10, 2024 to the Prospectus and Summary Prospectus of the Litman Gregory Funds Trust dated April 29, 2024, as supplemented
Notice to Existing and Prospective Shareholders:
Effective immediately, the following replaces the information immediately after the Bar Chart in the “Performance” section of the International Fund’s Prospectus and Summary Prospectus.
During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.96%	Quarter ended December 31, 2020
Lowest:	-32.92%	Quarter ended March 31, 2020
Please retain this supplement for future reference.